Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

DriveTime Automotive Group, Inc.

Bridgecrest Acceptance Corporation (together, the “Company”)

Citigroup Global Markets Inc.

Deutsche Bank Securities Inc.

Wells Fargo Securities, LLC

Guggenheim Securities, LLC

(collectively, with the Company, the “Specified Parties”)

Re: DT Auto Owner Trust 2016-3, Asset-Backed Notes (the “Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to a pool of auto loans which we were informed are intended to be included as collateral in the offering of the Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below, either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•	The term “Auto Loans” means auto loans secured by used automobiles, light duty trucks, vans and minivans.

•	The phrase “Data File” means an electronic data file, prepared and provided to us by the Company on May 17, 2016, containing certain information related to 29,387 Auto Loans and their related attributes as of April 30, 2016.

DT Auto Owner Trust 2016-3, Asset-Backed Notes

May 26, 2016

•	The phrase “Selected Loans” means a sample of 150 Auto Loans that we selected randomly from the Data File, as instructed by the Company. A listing of the Selected Loans is attached hereto as Exhibit A.

•	The phrase “Loan File” means any file containing some or all of the following documents: Installment Sale Contract, Modification Agreement, “Customer Note Inquiry” screen print, Interest Rate Buydown Letter, Proof of Change of Residency, Borrower’s Driver License, Certificate of Title, Title Application, Notice of Security Interest Filing, Notice of Lien Application, Dealer’s Reassignment of Title, Vintek Lien and Title Information Report, Lien Receipt Document, Certificate of Registration, Credit Application, Lien Entry Form, Title Lien Statement, Agreement to Provide Insurance, and/or Proof of Insurance. The Loan File, maintained and furnished to us by the Company, was represented by the Company to be either the original Loan File, a copy of the original Loan File, and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of these documents or the execution of the Installment Sale Contract or Modification Agreement by the borrower.

The Company is responsible for the Data File and each Loan File.

I.	The Selected Loans

At the request of the Specified Parties, we performed the following procedures with respect to the Selected Loans. For each of the Selected Loans, we compared the attributes listed below to the corresponding information contained in or derived from a copy of the applicable Loan File.

The Specified Parties indicated that the absence of any of the Loan File documents noted below or the inability to agree the indicated information from the Data File to the applicable Loan File for each of the attributes identified constituted an exception. The Loan File documents are listed in the order of priority until such attribute was compared.

Attribute	Loan File Documents
Borrower Name	Installment Sale Contract
Original Amount Financed	Installment Sale Contract, Modification Agreement, or “Customer Note Inquiry” screen print
Recomputed Original Term	Installment Sale Contract and instructions provided by the Company described below
Scheduled Monthly Payment	Installment Sale Contract or Interest Rate Buydown Letter
Annual Percentage Rate (“APR”)	Installment Sale Contract or Interest Rate Buydown Letter

DT Auto Owner Trust 2016-3, Asset-Backed Notes

May 26, 2016

Attribute	Loan File Documents
New vs. Used	Installment Sale Contract
Origination Date	Installment Sale Contract
First Payment Date	Installment Sale Contract
Original Maturity Date	Installment Sale Contract or Modification Agreement
Borrowers State	Installment Sale Contract, Proof of Change of Residency, or Borrower’s Driver License
Legal Owner or Lien Holder Name	Certificate of Title, Title Application, Notice of Security Interest Filing, Notice of Lien Application, Dealer’s Reassignment of Title, Vintek Lien and Title Information Report, Lien Receipt Document or Certificate of Registration
Presence of Credit Application	Credit Application
Presence of Certificate of Title	Certificate of Title, Title Application, Notice of Security Interest Filing, Notice of Lien Application, Vintek Lien and Title Information Report, Lien Entry Form, Certificate of Registration or Title Lien Statement
Presence of Agreement to Provide Insurance	Agreement to Provide Insurance or Proof of Insurance
Presence of Truth-in-Lending Disclosure Statement	Installment Sale Contract

We were instructed by the Company to recompute the Original Term (the “Recomputed Original Term”) using the First Payment Date appearing on the Installment Sale Contract and the Original Maturity Date appearing on the Installment Sale Contract or Modification Agreement. We compared the Recomputed Original Term to the corresponding information appearing on the Data File.

For procedures performed related to the Presence of Credit Application, Presence of Certificate of Title, Presence of Agreement to Provide Insurance, and Presence of Truth-in-Lending Disclosure Statement, we performed no procedures related to the validity of such Loan File documents.

The information regarding the Selected Loans was found to be in agreement with the respective information contained in the Loan Files, except as noted in Exhibit B. There were no conclusions that resulted from the procedures.

We were not engaged to, and did not, conduct an audit, examination or review, the objectives of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

DT Auto Owner Trust 2016-3, Asset-Backed Notes

May 26, 2016

The procedures performed were applied based on the information indicated in the Data File or provided by the Company, and instructions provided by the Company, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Auto Loans or as to the conformity of their respective characteristics with those assumed for purposes of the comparisons and recomputations described herein, (ii) the reliability or accuracy of the Data File, the Loan Files, or data and documents furnished to us by the Company which were used in our procedures, or (iii) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Auto Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Auto Loans being securitized, (iii) the compliance of the originator of the Auto Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Auto Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of DriveTime Automotive Group, Inc., Bridgecrest Acceptance Corporation, Citigroup Global Markets, Inc., Deutsche Bank Securities, Inc., Wells Fargo Securities, LLC and Guggenheim Securities, LLC. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/KPMG LLP

May 26, 2016

THE PAGE THAT FOLLOWS CONSTITUTES EXHIBIT A.

Exhibit A
The Selected Loans

Selected Loan #	Loan #	Selected Loan #	Loan #	Selected Loan #	Loan #
1	103015376201	51	112011176401	101	114008582601
2	103016227201	52	115008454901	102	112010634101
3	103015820601	53	138002264301	103	110004150401
4	104017850001	54	153000685801	104	108015750401
5	105013891601	55	133002255601	105	107004784001
6	108016013401	56	177000131401	106	106014509001
7	112011648901	57	166000272201	107	104018069001
8	137001765301	58	166000279101	108	104017526201
9	119009280201	59	173000371301	109	103015981701
10	123002330501	60	173000947601	110	103015890701
11	133002503401	61	173000859801	111	103016153201
12	133002506101	62	173000810301	112	105012990202
13	173000531401	63	173000459802	113	104016971801
14	166000364001	64	166000424101	114	104017265802
15	167000223701	65	166000434501	115	103015058401
16	177000057401	66	167000268301	116	105013899401
17	138002155801	67	153000791501	117	103016260401
18	142001181801	68	142001351802	118	104018029601
19	142001548201	69	166000366301	119	105014054401
20	173000814901	70	133002452601	120	108015785101
21	173000271001	71	173000804801	121	119009052301
22	142001293102	72	173000628901	122	119008366701
23	142001522101	73	142001608001	123	115008512901
24	133002304401	74	173000308101	124	119009095701
25	173000552601	75	153000450201	125	133002532101
26	153000659601	76	153000823701	126	137002281601
27	173000069101	77	138002234601	127	112011781501
28	119009403301	78	137002382401	128	119007972901
29	123002167801	79	119009083601	129	124000217501
30	153000654701	80	137002329301	130	112011722001
31	153000788101	81	124001119101	131	114008472801
32	115008696901	82	177000147001	132	112011581901
33	132000714501	83	124000500401	133	112011424401
34	132000720301	84	173000905001	134	112011604001
35	119008941601	85	173000619901	135	108016036201
36	112011527201	86	173000442901	136	108016102501
37	108016033301	87	137001841501	137	106014644701
38	112011575101	88	133002574801	138	107005820601
39	112011575401	89	142001625601	139	107005689701
40	107005804501	90	119009323001	140	103016049801
41	106013970301	91	119009195301	141	103015569301
42	104017621801	92	142001483402	142	103016006601
43	103016026601	93	131000772101	143	103016309501
44	103015615901	94	133001794001	144	103016469501
45	104017975301	95	124001115101	145	106014510902
46	105013677201	96	137000570601	146	105013916301
47	105014021801	97	137002196401	147	104017552901
48	105014024801	98	133001939001	148	104017603501
49	108015794301	99	119008804801	149	104017640201
50	108015869501	100	124001220701	150	103016312501

THE PAGE THAT FOLLOWS CONSTITUTES EXHIBIT B.

Exhibit B
Exceptions List

Selected Loan #	Loan #	Attribute	Per Data File	Per Loan File Document(s)
2	103016227201	Presence of Credit Application	-	Not Available
2	103016227201	Presence of Agreement to Provide Insurance	-	Not Available
21	173000271001	Presence of Credit Application	-	Not Available
21	173000271001	Presence of Agreement to Provide Insurance	-	Not Available
35	119008941601	Presence of Credit Application	-	Not Available
35	119008941601	Presence of Agreement to Provide Insurance	-	Not Available
46	105013677201	Presence of Agreement to Provide Insurance	-	Not Available
51	112011176401	Presence of Credit Application	-	Not Available
51	112011176401	Presence of Agreement to Provide Insurance	-	Not Available
72	173000628901	Presence of Credit Application	-	Not Available
72	173000628901	Presence of Agreement to Provide Insurance	-	Not Available
113	104016971801	Presence of Credit Application	-	Not Available
113	104016971801	Presence of Agreement to Provide Insurance	-	Not Available